Background, Description of Business and Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands		9 Months Ended
	Oct. 18, 2021	Sep. 30, 2020
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash Acquired from Acquisition	$ 787,070
Vivid Seats Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity Incorporation, Date of Incorporation		Mar. 29, 2021
Equity Method Investment, Ownership Percentage	39.40%